Segment Reporting - Schedule of Revenue by Geographical Location (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue by Geographical Location [Line Items]
Revenue by geographical location		$ 98,133,646	$ 102,106,509	$ 74,817,208
Hong Kong [Member]
Schedule of Revenue by Geographical Location [Line Items]
Revenue by geographical location		95,194,029	95,186,597	71,331,173
United Arab Emirates [Member]
Schedule of Revenue by Geographical Location [Line Items]
Revenue by geographical location			3,026,682	558,075
Singapore [Member]
Schedule of Revenue by Geographical Location [Line Items]
Revenue by geographical location		2,939,617	1,724,319	549,221
Saudi Arabia [Member]
Schedule of Revenue by Geographical Location [Line Items]
Revenue by geographical location			780,000
China [Member]
Schedule of Revenue by Geographical Location [Line Items]
Revenue by geographical location			671,962	2,378,739
Others [Member]
Schedule of Revenue by Geographical Location [Line Items]
Revenue by geographical location	[1]		$ 716,949

[1]	Others include Peru, South Africa, Netherlands, United States and Kenya.